Summary of significant accounting policies (Tables)	12 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
Schedule of property and equipment estimated useful lives

Plant and equipment are stated at cost less accumulated depreciation and impairment if applicable. The Company computes depreciation using the straight-line method over the estimated useful lives of the assets as follows:

Computer equipment	1 years
Furniture & fitting	3 years
Leasehold improvement	Number of years on the lease
Office equipment	1 years

Schedules of customer concentration risk

Customers that consisted of more than 10% of total sales for the years ended September 30, 2025, 2024 and 2023 were as follow:

	Sales	Account receivables

2025
Customer A	24.73%	20,589
Customer B	25.17%	1,120,569
2024
Customer A	27.73%	-
Customer B	20.13%	-
Customer F	11.36%	-
2023
Customer A	30.87%	-
Customer D	23.78%	-
Customer E	15.27%	-